Share-based payment arrangements (Details 1) - Share Option Plan Equity Settled [Member] - CubeBio Co., Ltd. [Member] ₩ / shares in Units, ₩ in Thousands, Decimal in Thousands	1 Months Ended
Jun. 15, 2020 KRW (₩) Decimal ₩ / shares
IfrsStatementLineItems [Line Items]
Fair value of option | ₩	₩ 1,132
Share price | ₩ / shares	₩ 1,412
Exercise price | ₩	₩ 500
Risk- free interest rate (based on government bonds)	3.89%
Volatility	83.78% [1]
Expected dividend	0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected term (years) | Decimal	4
Top of range [member]
IfrsStatementLineItems [Line Items]
Expected term (years) | Decimal	5

[1]	Volatility has been calculated based on an evaluation of the historical volatility of other companies’ share prices, which are listed in KOSDAQ, particularly over the historical period commensurate with the prior year.